Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Sale at the Market [Member] Common Stock [Member]	Sale at the Market [Member] Additional Paid-in Capital [Member]	Sale at the Market [Member] Retained Earnings [Member]	Sale at the Market [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2015					8,195,760
Balance at Dec. 31, 2015					$ 245,873	$ 278,833,156	$ (184,030,436)	$ 95,048,593
Net loss attributable to common shareholders							(22,879,140)	(22,879,140)
Offering Expenses						(5,000)		(5,000)
Share based compensation						140,131		140,131
Balance (in shares) at Jun. 30, 2016					8,195,760
Balance at Jun. 30, 2016					$ 245,873	278,968,287	(206,909,576)	72,304,584
Balance (in shares) at Dec. 31, 2016					10,876,112
Balance at Dec. 31, 2016					$ 326,283	283,757,739	(229,977,258)	54,106,764
Net loss attributable to common shareholders							(4,111,296)	(4,111,296)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	301,780
Issuance of shares sold at the market (ATM), net of issuance costs	$ 9,060	$ 377,691		$ 386,751
Share based compensation and shares cancelled, net (in shares)					(4,036)
Share based compensation and shares cancelled, net					$ (121)	74,827		74,706
Balance (in shares) at Jun. 30, 2017					11,173,856
Balance at Jun. 30, 2017					$ 335,222	$ 284,210,257	$ (234,088,554)	$ 50,456,925